SCHEDULE OF TAX EFFECT OF SIGNIFICANT TEMPORARY DIFFERENCES REPRESENTING DEFERRED TAX ASSETS AND LIABILITIES (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Allowance for doubtful accounts	$ 29	$ 44
Accrued expenses	192	143
Right of use asset	800	7,919
Right of use liability	(706)	(7,388)
Net operating loss carry forwards	21,127	18,253
Property, equipment & intangibles	(3,315)	(2,998)
Stock based compensation	175	209
Self-Insurance Reserve	20	40
Interest Expense	1,862	2,300
Total deferred tax assets	20,184	18,522
Valuation allowance	(20,184)	(18,522)
Net deferred tax liability